AB Small Cap Growth Portfolio, Inc.

Portfolio of Investments

October 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.6%
Information Technology – 25.1%
Electronic Equipment, Instruments & Components – 5.2%
Allegro MicroSystems, Inc.(a)	598,483	$15,536,619
Fabrinet(a)	315,676	48,929,780
Littelfuse, Inc.	134,938	29,237,016
Novanta, Inc.(a)	355,933	47,004,512
Shoals Technologies Group, Inc. - Class A(a)	1,931,294	29,664,676

		170,372,603

IT Services – 1.1%
Fastly, Inc. - Class A(a)	2,501,780	36,701,112

Semiconductors & Semiconductor Equipment – 5.7%
Lattice Semiconductor Corp.(a)	543,740	30,237,381
MACOM Technology Solutions Holdings, Inc.(a)	848,930	59,883,522
Onto Innovation, Inc.(a)	483,748	54,358,763
Universal Display Corp.	305,032	42,454,354

		186,934,020

Software – 11.7%
Altair Engineering, Inc. - Class A(a)	768,166	47,718,472
Braze, Inc. - Class A(a)	1,032,794	43,976,368
Five9, Inc.(a)	739,803	42,812,400
Freshworks, Inc. - Class A(a)	2,858,897	51,288,612
Instructure Holdings, Inc.(a) (b)	1,047,886	25,809,432
Manhattan Associates, Inc.(a)	242,840	47,348,943
Monday.com Ltd.(a)	226,835	29,486,282
Smartsheet, Inc. - Class A(a)	876,157	34,643,248
SPS Commerce, Inc.(a)	360,879	57,863,339

		380,947,096

Technology Hardware, Storage & Peripherals – 1.4%
ACV Auctions, Inc. - Class A(a)	3,406,006	45,402,060

		820,356,891

Health Care – 19.8%
Biotechnology – 10.5%
Akero Therapeutics, Inc.(a)	421,891	5,028,941
Ascendis Pharma A/S (ADR)(a)	195,900	17,495,829
Blueprint Medicines Corp.(a)	463,996	27,310,804
Bridgebio Pharma, Inc.(a) (b)	877,019	22,837,575
Halozyme Therapeutics, Inc.(a)	859,237	29,102,357
Insmed, Inc.(a)	1,086,594	27,230,046
Intellia Therapeutics, Inc.(a)	463,996	11,623,100
Karuna Therapeutics, Inc.(a) (b)	87,987	14,659,514
Legend Biotech Corp. (ADR)(a)	336,214	22,213,659
Madrigal Pharmaceuticals, Inc.(a) (b)	115,997	15,239,686
MoonLake Immunotherapeutics(a)	265,511	13,756,125
Natera, Inc.(a)	857,086	33,829,184
RayzeBio, Inc.(a)	642,968	12,473,579

Company	Shares	U.S. $ Value
Relay Therapeutics, Inc.(a)	628,870	$4,150,542
Ultragenyx Pharmaceutical, Inc.(a)	426,093	15,083,692
Vaxcyte, Inc.(a)	634,966	30,541,865
Viking Therapeutics, Inc.(a)	1,244,172	12,205,327
Vir Biotechnology, Inc.(a)	907,100	7,193,303
Viridian Therapeutics, Inc.(a)	946,024	11,825,300
Xenon Pharmaceuticals, Inc.(a)	339,400	10,521,400

		344,321,828

Health Care Equipment & Supplies – 4.3%
AtriCure, Inc.(a)	1,031,588	35,734,208
iRhythm Technologies, Inc.(a)	441,822	34,691,864
Lantheus Holdings, Inc.(a) (b)	708,018	45,737,963
Treace Medical Concepts, Inc.(a)	2,427,509	24,347,915

		140,511,950

Health Care Providers & Services – 3.2%
Guardant Health, Inc.(a)	1,245,895	32,243,763
Inari Medical, Inc.(a)	769,367	46,708,270
PROCEPT BioRobotics Corp.(a) (b)	962,700	25,790,733

		104,742,766

Life Sciences Tools & Services – 0.8%
Repligen Corp.(a)	197,706	26,603,320

Pharmaceuticals – 1.0%
Intra-Cellular Therapies, Inc.(a)	618,649	30,783,974

		646,963,838

Industrials – 17.9%
Aerospace & Defense – 4.2%
Curtiss-Wright Corp.	280,111	55,688,868
Hexcel Corp.	746,675	46,234,116
Leonardo DRS, Inc.(a) (b)	1,848,270	35,246,509

		137,169,493

Building Products – 1.1%
AZEK Co., Inc. (The)(a)	1,360,940	35,656,628

Commercial Services & Supplies – 1.4%
Tetra Tech, Inc.	301,941	45,565,916

Construction & Engineering – 1.9%
Comfort Systems USA, Inc.	347,999	63,283,618

Electrical Equipment – 1.3%
NEXTracker, Inc. - Class A(a)	1,187,290	41,270,200

Ground Transportation – 2.2%
Saia, Inc.(a)	83,396	29,896,632
XPO, Inc.(a)	575,254	43,610,006

		73,506,638

Company	Shares	U.S. $ Value

Machinery – 3.2%
Esab Corp.	701,306	$44,392,670
ITT, Inc.	404,705	37,779,212
Middleby Corp. (The)(a)	191,266	21,588,193

		103,760,075

Professional Services – 1.5%
FTI Consulting, Inc.(a)	229,415	48,695,628

Trading Companies & Distributors – 1.1%
SiteOne Landscape Supply, Inc.(a)	266,583	36,727,140

		585,635,336

Consumer Discretionary – 14.7%
Automobile Components – 1.1%
Fox Factory Holding Corp.(a)	427,661	34,841,542

Broadline Retail – 1.5%
Global-e Online Ltd.(a) (b)	769,873	27,030,241
Savers Value Village, Inc.(a)	1,446,782	21,658,326

		48,688,567

Diversified Consumer Services – 0.6%
European Wax Center, Inc. - Class A(a) (b)	1,415,505	20,907,009

Hotels, Restaurants & Leisure – 5.0%
Hilton Grand Vacations, Inc.(a)	1,246,988	44,829,219
Life Time Group Holdings, Inc.(a)	2,313,920	27,350,534
Texas Roadhouse, Inc.	432,186	43,884,166
Wingstop, Inc.	268,006	48,983,457

		165,047,376

Household Durables – 2.2%
Meritage Homes Corp.	307,615	35,074,262
Skyline Champion Corp.(a)	653,018	38,286,446

		73,360,708

Specialty Retail – 4.3%
Boot Barn Holdings, Inc.(a) (b)	562,790	39,113,905
Five Below, Inc.(a) (b)	294,461	51,230,325
Lithia Motors, Inc.	144,353	34,963,740
Wayfair, Inc. - Class A(a) (b)	331,831	14,139,319

		139,447,289

		482,292,491

Financials – 9.4%
Capital Markets – 4.0%
Houlihan Lokey, Inc.	409,342	41,147,058
P10, Inc. - Class A(b)	1,462,075	13,772,747
StepStone Group, Inc. - Class A	1,471,871	41,653,949
Stifel Financial Corp.	604,130	34,435,410

		131,009,164

Company	Shares	U.S. $ Value

Financial Services – 2.2%
Flywire Corp.(a)	1,786,180	$48,030,380
Shift4 Payments, Inc. - Class A(a)	579,721	25,809,179

		73,839,559

Insurance – 3.2%
Kinsale Capital Group, Inc.	88,076	29,409,457
RLI Corp.	375,476	50,028,422
Ryan Specialty Holdings, Inc.(a) (b)	583,852	25,222,407

		104,660,286

		309,509,009

Energy – 5.4%
Energy Equipment & Services – 3.0%
ChampionX Corp.	1,641,137	50,547,019
TechnipFMC PLC	2,136,913	45,986,368

		96,533,387

Oil, Gas & Consumable Fuels – 2.4%
Permian Resources Corp.(b)	2,821,610	41,110,858
Southwestern Energy Co.(a)	5,420,865	38,650,767

		79,761,625

		176,295,012

Consumer Staples – 3.2%
Consumer Staples Distribution & Retail – 2.1%
Chefs’ Warehouse, Inc. (The)(a)	1,342,982	25,556,947
Grocery Outlet Holding Corp.(a)	1,604,198	44,388,159

		69,945,106

Food Products – 1.1%
Freshpet, Inc.(a) (b)	597,170	34,277,558

		104,222,664

Materials – 1.1%
Chemicals – 1.1%
Element Solutions, Inc.	2,016,625	36,763,074

Total Common Stocks (cost $3,101,018,438)		3,162,038,315

INVESTMENT COMPANIES – 1.5%
Funds and Investment Trusts – 1.5%
iShares Russell 2000 Growth ETF(b) (c) (cost $53,353,211)	242,939	50,285,944

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $38,627,749)	38,627,749	38,627,749

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $3,192,999,398)		$3,250,952,008

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $42,515,409)	42,515,409	42,515,409

Total Investments – 100.6% (cost $3,235,514,807)(f)		3,293,467,417
Other assets less liabilities – (0.6)%		(19,499,274)

Net Assets – 100.0%		$3,273,968,143

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $463,912,269 and gross unrealized depreciation of investments was $(405,959,659), resulting in net unrealized appreciation of $57,952,610.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Small Cap Growth Portfolio, Inc.

October 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,162,038,315	$—	$—	$3,162,038,315
Investment Companies	50,285,944	—	—	50,285,944
Short-Term Investments	38,627,749	—	—	38,627,749
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	42,515,409	—	—	42,515,409

Total Investments in Securities	3,293,467,417	—	—	3,293,467,417
Other Financial Instruments(b)	—	—	—	—

Total	$3,293,467,417	$—	$—	$3,293,467,417

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2023 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$85,124	$153,218	$199,714	$38,628	$880
Government Money Market Portfolio*	64,065	176,767	198,317	42,515	769
Total	$149,189	$329,985	$398,031	$81,143	$1,649

*	Investments of cash collateral for securities lending transactions